Capital and Reserves	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Capital and Reserves
26)
CAPITAL AND RESERVES

A. Share Capital and Share Premium

	Ordinary Shares			Class B Shares
Particulars	Number	Share capital	Share premium	Number	Share capital	Share premium
Balance as at April 1, 2024	70,114,575	35	943,297	39,667,911	20	1,217,920
Shares issued during the year on exercise of share based awards	1,479,937	1	42,228	—	—	—
Treasury shares acquired	(236,012)	-	-	—	—	—
Balance as at March 31, 2025	71,358,500	36	985,525	39,667,911	20	1,217,920

Balance as at April 1, 2025	71,358,500	36	985,525	39,667,911	20	1,217,920
Issue of ordinary shares	18,400,000	9	1,621,010	—	—	—
Shares issued during the period on exercise of share based awards	454,472	*	13,637	—	—	—
Repurchase of own shares	—	—	—	(34,372,221)	(17)	(1,123,954)
Treasury shares acquired	(1,450,000)	—	—	—	—	—
Balance as at March 31, 2026	88,762,972	45	2,620,172	5,295,690	3	93,966

* less than 1

The Company presently has ordinary shares and Class B Convertible Ordinary Shares (“Class B Shares”) with par value of $0.0005 per share. The terms of issue generally provide that the Class B Shares issued to any shareholder will have the same powers and relative participation rights as ordinary shares of the Company and shall vote together with ordinary shares as a single class on all matters on which the Company shareholders are entitled to vote, except as required by applicable law. The Class B Shares will be convertible into an equal number of ordinary shares, which shall be fully paid, non-assessable and free of any preemptive rights, of the Company on demand at the election of the holder, and will be automatically converted into an equal number of ordinary shares upon the transfer of Class B Shares to another party.

On June 23, 2025, the Company completed the underwritten registered public offering ("offering") of its ordinary shares, pursuant to which Company issued 16,000,000 ordinary shares at a price of USD 90 per share. The offering resulted in gross proceeds of USD 1,440,000. Further, the underwriters exercised their option to purchase 2,400,000 additional ordinary shares from the Company at the offering price of USD 90 per share, resulting in additional gross proceeds of USD 216,000. The Company incurred offering related expenses of approximately USD 34,981, including underwriters commission.

On July 2, 2025, the Company completed the repurchase of 34,372,221 Class B shares from Trip.com pursuant to the Amended and Restated Share Repurchase Agreement dated June 23, 2025 between the Company and Trip.com. All of the 34,372,221 Class B shares repurchased from Trip.com by the Company have been cancelled on July 2, 2025.

During the year ended March 31, 2026, the Company purchased 1,450,000 (March 31, 2025: 236,012) ordinary shares pursuant to share repurchase plan from the open market at the prevailing market price amounting to USD 91,729 (March 31, 2025: USD 21,722).

Mauritian law mandates that any dividends shall be declared out of the distributable profits, after having set off accumulated losses at the beginning of the accounting period and no distribution may be made unless the Group’s board of directors is satisfied that upon the distribution being made (1) the Company is able to pay its debts as they become due in the normal course of business and (2) the value of the Company’s assets is greater than the sum of (a) the value of its liabilities and (b) Company’s stated capital. Should the Company declare and pay any dividends on ordinary shares, such dividends will be paid in USD to each holder of ordinary shares and Class B shares in proportion to the number of shares held to the total ordinary shares and Class B shares outstanding as on that date.

In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of Class B shares at par with ordinary shares in proportion to the number of shares held to the total ordinary shares (including Class B shares) outstanding as on that date

B. Nature and purpose of reserves

i. Foreign currency translation reserve

The translation reserve comprises foreign currency differences arising from the translation of the financial statements of the India, Singapore, Malaysia, Thailand, the United Arab Emirates, Peru, Colombia, Vietnam, Cambodia, the Kingdom of Saudi Arabia and Indonesia subsidiaries, from their respective functional currencies to the Company's presentation currency.

ii. Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of equity investments at FVOCI.

iii. Share-based payment reserve

Share based payment reserve comprises the value of equity-settled share based awards provided to employees including key management personnel, as part of their remuneration.

iv. Equity component of convertible notes

It represents equity component of convertible notes issued in the year ended March 31, 2021 and March 31, 2026. (refer note 28)

v. Treasury shares reserve

The treasury shares reserve comprises of the amount paid for repurchase of Parent Company’s ordinary shares. As at March 31, 2026 the Group held 1,686,012 shares (March 31, 2025: 236,012 shares) of the Parent Company's ordinary shares as treasury shares.

C. Capital management

Equity share capital and other equity are considered for the purpose of Group’s capital management. The Group’s objective for capital management is to manage its capital so as to safeguard its ability to continue as a going concern and to support the growth of the Group. The capital structure of the Group is based on management’s judgement of its strategic and day-to-day needs with a focus on total equity so as to maintain investors, creditors and market confidence. The funding requirements are met through equity, convertible notes and operating cash. The Group’s focus is to keep strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required without impacting the risk profile of the Group. The Group is not subject to any externally imposed capital requirements.